Financial instruments by category (Details 2) - Financial assets neither past due nor impaired [member] - Cash at bank and other financial asset [Member] - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	$ 178,222	$ 95,578
Unrated credit exposure [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	45,123	44,252
External credit rating A1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	553	813
External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	298	0
External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	63,853	0
External credit rating Aaa [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	15,040	0
External credit rating Aa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	11,401	42,798
External credit rating AAA [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	19,634	14
External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	4,078	4,094
External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	18	0
External credit rating Baa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	307	100
External credit rating Ba2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	7	0
External credit rating B2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	31	0
External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	2,815	3,497
External credit rating BBB [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	15,064	0
External credit rating B3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	$ 0	$ 10

[1]	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 21,000 (US$ 12,000 in 2016).